UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      2-6-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-10409
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  43
                                        -------------------

Form 13F Information Table Value Total:  $904,758
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 12/31/05

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  26,852      1,027,257  X                                96,511    930,746
ACCENTURE LTD SHS CL    COMMON          G1150G111  10,286        356,288  X                               171,101    185,187
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103  26,413      1,618,413  X                               159,840  1,458,573
AMERICAN INTERNATIONAL
  GROUP                 COMMON          026874107   3,931         57,620  X                                 1,230     56,390
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108  30,977        637,382  X                                65,632    571,750
AXA ADR SPONSORED       FOREIGN COMMON  054536107  25,579        791,171  X                                88,734    702,437
BANK AMER CORP COM      COMMON          060505104   9,658        209,265  X                               105,218    104,047
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204  32,429        770,645  X                                74,700    695,945
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  21,428        333,662  X                                37,620    296,042
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  24,796        647,576  X                                63,408    584,168
CANON INC ADR           FOREIGN COMMON  138006309  25,563        434,520  X                                42,112    392,408
CITIGROUP INC COM       COMMON          172967101   9,273        191,072  X                                96,327     94,745
COCA COLA CO            COMMON          191216100   8,288        205,617  X                               115,250     90,367
DANSKE BK A/S ADR       FOREIGN COMMON  236363107  17,588        500,976  X                                58,669    442,307
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  30,995        531,653  X                                53,253    478,400
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  25,982        465,757  X                                26,558    439,199
EXXON MOBIL CORP COM    COMMON          30231G102   9,021        160,609  X                                83,780     76,829
FEDERAL NAT MORTGAGE    COMMON          313586109   6,460        132,347  X                                73,469     58,878
GENERAL ELEC CO         COMMON          369604103   9,013        257,152  X                               130,731    126,421
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105  32,250        638,866  X                                61,290    577,576
HEINEKEN N V ADR        FOREIGN COMMON  423012202  26,082        825,662  X                                85,564    740,098
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  24,882        309,203  X                                29,044    280,159
I B M                   COMMON          459200101   8,318        101,187  X                                53,784     47,403
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103  29,358        843,128  X                                81,706    761,422
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103  25,848        406,222  X                                38,514    367,708
JOHNSON & JOHNSON       COMMON          478160104   9,037        150,374  X                                77,639     72,735
KAO CORP ADR            FOREIGN COMMON  485537302  18,104         67,621  X                                 6,462     61,159
LILLY, ELI AND COMPAN   COMMON          532457108   8,684        153,461  X                                88,939     64,522
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406  33,754        452,782  X                                44,425    408,357
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204  24,296      1,327,657  X                               129,649  1,198,008
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  33,516        638,645  X                                62,679    575,966
NOVO-NORDISK A/S        FOREIGN         670100205  14,150        251,428  X                                28,796    222,632
PFIZER INC              COMMON  COMMON  717081103   9,761        418,563  X                               207,095    211,468
PORTUGAL TELCM SGPS S   FOREIGN COMMON  737273102  24,673      2,450,147  X                               246,825  2,203,322
PROCTER & GAMBLE COMP   COMMON          742718109   9,337        161,325  X                                77,760     83,565
ROYAL DUTCH SHELL CO N  FOREIGN COMMON  780259206  24,290        395,028  X                                38,709    356,319
SANOFI-AVENTIS ADR      FOREIGN COMMON  80105N105  34,055        775,745  X                                77,925    697,820
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501  25,176        294,141  X                                29,570    264,571
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  29,201      1,191,314  X                               123,198  1,068,116
TNT NV                  FOREIGN         87260W101  15,380        491,685  X                                55,635    436,050
TOTAL FINA ELF S A AD   COMMON          89151E109  35,115        277,812  X                                27,489    250,323
UBS AG SHS              FOREIGN COMMON  H8920M855  24,298        255,369  X                                30,204    225,165
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  30,662        764,255  X                                73,240    691,015